Business Segment Information (Components of Segment Sales and Operating Revenue) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	¥ 7,603,250	¥ 8,105,712	¥ 8,215,880
Mobile Communications
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	752,688	1,121,925	1,409,179
Game & Network Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,581,568	1,479,775	1,292,146
Imaging Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	571,499	677,231	696,888
Home Entertainment & Sound
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,034,215	1,155,085	1,235,686
Semiconductors
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	659,779	599,430	535,398
Components
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	172,772	194,564	213,812
Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	901,230	935,827	876,314
Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	630,767	602,564	541,692
Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,080,284	1,066,319	1,077,604
All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	202,344	241,104	297,648
Intersegment | Mobile Communications
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	6,457	5,548	1,036
Intersegment | Game & Network Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	68,231	72,118	95,883
Intersegment | Imaging Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	8,134	6,724	3,682
Intersegment | Home Entertainment & Sound
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	4,789	3,957	2,371
Intersegment | Semiconductors
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	113,344	139,629	164,706
Intersegment | Components
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	22,601	30,048	36,934
Intersegment | Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,899	2,315	2,367
Intersegment | Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	16,891	16,675	18,740
Intersegment | Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	7,220	6,750	6,025
Intersegment | All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	64,634	91,092	87,909
Operating Segments | Mobile Communications
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	759,145	1,127,473	1,410,215
Operating Segments | Game & Network Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,649,799	1,551,893	1,388,029
Operating Segments | Imaging Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	579,633	683,955	700,570
Operating Segments | Home Entertainment & Sound
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,039,004	1,159,042	1,238,057
Operating Segments | Semiconductors
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	773,123	739,059	700,104
Operating Segments | Components
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	195,373	224,612	250,746
Operating Segments | Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	903,129	938,142	878,681
Operating Segments | Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	647,658	619,239	560,432
Operating Segments | Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,087,504	1,073,069	1,083,629
Operating Segments | All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	266,978	332,196	385,557
Corporate and Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	¥ (298,096)	¥ (342,968)	¥ (380,140)